Trade and Other Payables - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Other current payables settlement term	3 months
Bottom of range [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Trade payables settlement term	60 days
Top of range [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Trade payables settlement term	90 days